CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 165,074	$ 75,025	$ 61,158
OTHER COMPREHENSIVE INCOME:
Change in foreign currency translation adjustment			(34)
Change in net unrealized gains (loss) of marketable securities, net of tax	(1,675)	232	86
TOTAL COMPREHENSIVE INCOME, net	163,399	75,257	61,210
Add: Comprehensive loss (income) attributable to non-controlling interests	(103)	5	(7)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO INMODE LTD	$ 163,296	$ 75,262	$ 61,203